Leases - (Lessee) Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ (2)
2026	4
2027	4
2028	4
2029	4
Thereafter	16
Total undiscounted lease payments	30
Less: imputed interest	(8)
Total operating lease liability	$ 22	$ 10